Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue from sale of goods	$ 13,463	$ 20,047
Royalties	(191)	(323)
Marketing and Other Contra Revenue Items	29	178
Revenues, net of royalties	13,301	19,902
Purchases of crude oil and products(1)	9,281	12,826
Production, operating and transportation expenses(1) (note 21)	2,560	3,030
Selling, general and administrative expenses (note 21)	745	693
Depletion, depreciation, amortization and impairment (notes 9, 10, 11, 12)	12,920	5,496
Exploration and evaluation expenses (note 8)	733	547
Gain on sale of assets	(25)	(8)
Other – net(1) (notes 14, 25, 26)	(262)	(687)
Operating expense	25,952	21,897
Loss from operating activities	(12,651)	(1,995)
Share of equity investment income (note 12)	7	59
Net foreign exchange gain	14	44
Finance income	25	74
Finance expenses	(399)	(351)
Financial Items	(360)	(233)
Loss before income taxes	(13,004)	(2,169)
Provisions for (recovery of) income taxes. current	202	175
Provisions for (recovery of) income taxes, deferred	(3,190)	(974)
Provisions for (recovery of) income taxes	(2,988)	(799)
Net loss	$ (10,016)	$ (1,370)
Loss per share (note 20)
Loss per share – basic ($/share)	$ (10.00)	$ (1.40)
Loss per share – diluted ($/share)	$ (10.00)	$ (1.41)
Weighted average number of common shares outstanding (note 20)
Weighted average number of common shares outstanding, basic	1,005.1	1,005.1
Weighted average number of common shares outstanding, diluted	1,005.1	1,005.1